LOAN RECEIVABLES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
LOAN RECEIVABLES
Balance		$ 4,570	$ 4,617	$ 4,617
Number of vessels included in sale and leaseback transaction | item	2
Sale lease back transaction interest rate		1.00%
Cost
LOAN RECEIVABLES
Balance	$ 4,700	$ 4,700	4,700	4,700
Accumulated impairment
LOAN RECEIVABLES
Balance	$ (100)	$ (100)	$ (100)	$ (100)